FOREIGN EXCHANGE (Tables)	12 Months Ended
Dec. 31, 2016
FOREIGN EXCHANGE
Schedule of foreign exchange (gain)/loss

($ thousands)	2016	2015	2014
Realized:
Foreign exchange (gain)/loss	$108	$(8,705)	$11,165
Unrealized:
Translation of U.S. dollar debt and working capital (gain)/loss	(40,634)	160,791	68,202
Cross currency interest rate swap (gain)/loss	—	—	(16,128)
Foreign exchange swap (gain)/loss	—	21,847	(6,149)
Foreign exchange (gain)/loss	$(40,526)	$173,933	$57,090